Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Revenues Generated

The following table summarizes the revenues generated from different product categories for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	RMB	RMB	US$
Swine vaccines	46,706	38,202	5,630
Poultry vaccines	7,015	6,496	957
Other vaccines	8,607	6,249	922
	62,328	50,947	7,509

The following table summarizes the revenues generated from different distribution channels for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	RMB	RMB	US$
Direct sales channel	30,101	18,068	2,663
Distribution network	31,334	32,172	4,742
Government tender and procurement	893	707	104
	62,328	50,947	7,509